LAW OFFICES
Silver,  Freedman  &  Taff,  L.L.P.
A LIMITED LIABILITY PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS
3299 K STREET, N.W., SUITE 100
WASHINGTON, D.C. 20007
PHONE: (202) 295-4500
FAX:  (202) 337-5502 or (202) 337-5503
WWW.SFTLAW.COM

November 7, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Preliminary Proxy Materials of Pacific Coast National Bancorp

Dear Sir/Madam:

On behalf of Pacific Coast National Bancorp (the “Company”), enclosed for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is the Company’s preliminary proxy statement and form of proxy relating to the Company’s upcoming special meeting of shareholders.  The Company intends to send its proxy materials to shareholders on or about November 21, 2008.

If you have any comments or questions regarding this filing, please call me at (202) 295-4525.

Sincerely,

/s/ Craig M. Scheer

Craig M. Scheer, P.C.

Enclosures

cc:       Terry A. Stalk
Dave M. Muchnikoff, P.C.